JPM Series Trust
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109
                                 (617) 557-0700



February 15, 1997



VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Dear Sir or Madam:

Re: JPM Series Trust (the "Registrant") (File Nos. 333-11125 and 811-07795); Prospectus for JPM Pierpont Shares of California Bond Fund dated February 10, 1997

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant certifies that the form of prospectus relating to the public offering and sale of JPM Pierpont Shares of Caliornia Bond Fund, a series of shares of the Registrant, that would have been filed pursuant to Rule 497(c) upon the effectiveness of post-effective amendment No. 2 (the "Amendment") to the Registrant's registration statement on Form N-1A (the "Registration Statement") does not differ from that contained in the Amendment, which is the most recent amendment to the Registration Statement filed electronically on Feburary 10, 1997.

Please direct any comments or questions concerning this certification to the undersigned at (212) 573-5512 or to Christopher J. Kelley at (617) 557-0700.

Very truly yours,

JPM SERIES TRUST


By: /s/ Elizabeth A. Keeley
Elizabeth A. Keeley
Vice President and Assistant Secretary

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